                      METLIFE INVESTORS INSURANCE COMPANY

                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                        SUPPLEMENT DATED APRIL 28, 2008
                                    TO THE
                       PROSPECTUS DATED NOVEMBER 9, 2006
                                  (CLASS VL)

This supplement updates certain information in the prospectus dated November 9, 2006 for the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy (Joint and Last Survivor Policy) and the Flexible Premium Single Variable Life Insurance Policy (Single Life Policy). Our use of the word Policy refers to both policies except where otherwise noted. WE NO LONGER OFFER THE POLICY DESCRIBED HEREIN.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the 30 Investment Funds listed below which are offered through MetLife Investors Variable Life Account Five (the "Separate Account"). The Cash Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.

MET INVESTORS SERIES TRUST (CLASS A)
      Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate Portfolio)
      Harris Oakmark International Portfolio
      Lazard Mid Cap Portfolio
      Legg Mason Partners Aggressive Growth Portfolio
      Legg Mason Value Equity Portfolio
      Loomis Sayles Global Markets Portfolio
      Lord Abbett Bond Debenture Portfolio
      Lord Abbett Growth and Income Portfolio
      Met/AIM Small Cap Growth Portfolio
      MFS(R) Emerging Markets Equity Portfolio
      MFS(R) Research International Portfolio
      Oppenheimer Capital Appreciation Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      RCM Technology Portfolio
      T. Rowe Price Mid Cap Growth Portfolio
      Third Avenue Small Cap Value Portfolio
      Turner Mid Cap Growth Portfolio
      Van Kampen Comstock Portfolio

      MetLife Defensive Strategy Portfolio
      MetLife Moderate Strategy Portfolio
      MetLife Balanced Strategy Portfolio
      MetLife Growth Strategy Portfolio
      MetLife Aggressive Strategy Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)
      BlackRock Money Market Portfolio
      Davis Venture Value Portfolio
      Harris Oakmark Focused Value Portfolio
      Jennison Growth Portfolio
      MetLife Stock Index Portfolio
      Western Asset Management U.S. Government Portfolio

ANNUAL INVESTMENT FUND OPERATING EXPENSES

The next table describes the Investment Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. The table shows the minimum and maximum total operating expenses charged by the Investment Funds for the fiscal year ended December 31, 2007, before and after any contractual fee waivers and expense reimbursements. Expenses of the Investment Funds may be higher or lower in the future. More detail concerning each Investment Fund's fees and expenses is contained in the table that follows and in the prospectus for each Investment Fund.

                                                                     Minimum Maximum
------------------------------------------------------------------------------------
Total Annual Investment Fund Operating Expenses
  (expenses that are deducted from Investment Fund assets, including
  management fees and other expenses)...............................   .29%   1.25%
Net Total Annual Investment Fund Operating Expenses
  (net of any contractual fee waivers and expense reimbursements)*..   .28%   1.25%
------------------------------------------------------------------------------------

       * The range of Net Total Annual Investment Fund Operating Expenses takes into account contractual arrangements for certain Investment Funds that require the investment adviser to reimburse or waive Investment Fund operating expenses until April 30, 2009, as described in more detail below.

INVESTMENT FUND EXPENSES

Annual Investment Fund Operating Expenses for the period ended December 31, 2007, as a percentage of average net assets, before and after any fee waivers and expense reimbursements, were as follows:


                                                                                              Fee
                                                                                            Waivers
                                                                       Acquired    Gross      and
                                                                      Fund Fees    Total    Expense   Net Total
                                            Management  Other            and       Annual  Reimburse-   Annual
                                               Fees    Expenses 12b-1 Expenses/1/ Expenses   ments    Expenses/2/
-----------------------------------------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
  (CLASS A SHARES)
 Clarion Global Real Estate Portfolio          0.61%     0.04%   --        --       0.65%       --       0.65%
 Harris Oakmark International Portfolio        0.77%     0.09%   --        --       0.86%       --       0.86%
 Lazard Mid Cap Portfolio                      0.69%     0.07%   --        --       0.76%       --       0.76%
 Legg Mason Partners Aggressive Growth
   Portfolio                                   0.62%     0.05%   --        --       0.67%       --       0.67%
 Legg Mason Value Equity Portfolio             0.63%     0.04%   --        --       0.67%       --       0.67%
 Loomis Sayles Global Markets Portfolio        0.68%     0.06%   --        --       0.74%       --       0.74%
 Lord Abbett Bond Debenture Portfolio          0.49%     0.05%   --        --       0.54%       --       0.54%
 Lord Abbett Growth and Income Portfolio       0.49%     0.03%   --        --       0.52%       --       0.52%
 Met/AIM Small Cap Growth Portfolio            0.86%     0.06%   --        --       0.92%       --       0.92%
 MFS(R) Emerging Markets Equity Portfolio      1.00%     0.25%   --        --       1.25%       --       1.25%
 MFS(R) Research International Portfolio       0.70%     0.09%   --        --       0.79%       --       0.79%
 Oppenheimer Capital Appreciation Portfolio    0.58%     0.04%   --        --       0.62%       --       0.62%
 PIMCO Inflation Protected Bond Portfolio      0.50%     0.05%   --        --       0.55%       --       0.55%
 PIMCO Total Return Portfolio                  0.48%     0.04%   --        --       0.52%       --       0.52%/3/
 RCM Technology Portfolio                      0.88%     0.09%   --        --       0.97%       --       0.97%
 T. Rowe Price Mid Cap Growth Portfolio        0.75%     0.05%   --        --       0.80%       --       0.80%
 Third Avenue Small Cap Value Portfolio        0.73%     0.03%   --        --       0.76%       --       0.76%
 Turner Mid Cap Growth Portfolio               0.77%     0.06%   --        --       0.83%       --       0.83%
 Van Kampen Comstock Portfolio                 0.58%     0.03%   --        --       0.61%       --       0.61%
 MetLife Defensive Strategy Portfolio          0.09%       --    --      0.62%      0.71%       --       0.71%/4/
 MetLife Moderate Strategy Portfolio           0.07%       --    --      0.65%      0.72%       --       0.72%/4/
 MetLife Balanced Strategy Portfolio           0.06%       --    --      0.69%      0.75%       --       0.75%/4/
 MetLife Growth Strategy Portfolio             0.06%       --    --      0.72%      0.78%       --       0.78%/4/
 MetLife Aggressive Strategy Portfolio         0.09%     0.01%   --      0.72%      0.82%       --       0.82%/4/
-----------------------------------------------------------------------------------------------------------------

METROPOLITAN SERIES FUND, INC.
  (CLASS A SHARES)
 BlackRock Money Market Portfolio              0.33%     0.07%   --        --       0.40%     0.01%      0.39%/5/
 Davis Venture Value Portfolio                 0.69%     0.04%   --        --       0.73%       --       0.73%
 Harris Oakmark Focused Value Portfolio        0.72%     0.04%   --        --       0.76%       --       0.76%
 Jennison Growth Portfolio                     0.63%     0.04%   --        --       0.67%       --       0.67%
 MetLife Stock Index Portfolio                 0.25%     0.04%   --        --       0.29%     0.01%      0.28%/6/
 Western Asset Management U.S.
   Government Portfolio                        0.49%     0.05%   --        --       0.54%       --       0.54%
-----------------------------------------------------------------------------------------------------------------

/1/ Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
/2/ Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/3/ The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
/4/ The Portfolio is a "funds of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee.
/5/ MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
/6/ MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%

THE SEPARATE ACCOUNT AND THE INVESTMENT FUNDS

METLIFE INVESTORS AND THE SEPARATE ACCOUNT

There are currently 30 Investment Funds available in the Policy. The Investment Funds are offered through two open-end, diversified management investment companies: (1) Met Investors Series Trust and (2) Metropolitan Series Fund, Inc.

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers or sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers or sub-advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Funds have the same investment advisers or sub-advisers.

An Investment Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. An Investment Fund may not experience similar performance as its assets grow.

Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the Metropolitan Series Fund, Inc. Met Investors Advisory and MetLife Advisers have each engaged sub-advisers to provide investment advice and make day-to-day investment decisions for the individual portfolios. The sub-adviser and investment objective of each of the Investment Funds available under the Policy are as follows:

MET INVESTORS SERIES TRUST                   ADVISER: MET INVESTORS ADVISORY LLC

Investment Fund                        Sub-Adviser             Investment Objective
-------------------------------------------------------------------------------------------------------------

Clarion Global Real Estate Portfolio   ING Clarion Real Estate Total return through investment in real estate
                                       Securities, L.P./1/     securities, emphasizing both capital
                                                               appreciation and current income.

Harris Oakmark International Portfolio Harris Associates L.P.  Long-term capital appreciation.

Lazard Mid Cap Portfolio               Lazard Asset            Long-term growth of capital.
                                       Management LLC

MET INVESTORS SERIES TRUST                   ADVISER: MET INVESTORS ADVISORY LLC

Investment Fund                            Sub-Adviser             Investment Objective
-----------------------------------------------------------------------------------------------------------------

Legg Mason Partners Aggressive Growth      ClearBridge Advisors,   Capital appreciation.
Portfolio                                  LLC


Legg Mason Value Equity Portfolio          Legg Mason Capital      Long-term growth of capital.
                                           Management, Inc.

Loomis Sayles Global Markets Portfolio     Loomis, Sayles &        High total investment return through a
                                           Company, L.P.           combination of capital appreciation and
                                                                   income.

Lord Abbett Bond Debenture Portfolio       Lord, Abbett & Co. LLC  High current income and the opportunity for capital appreciation to produce a high total
                                                                   return.

Lord Abbett Growth and Income Portfolio    Lord, Abbett & Co. LLC  Long-term growth of capital and income without excessive fluctuation in market value.

Met/AIM Small Cap Growth Portfolio         Invesco Aim Capital     Long-term growth of capital.
                                           Management, Inc.

MFS(R) Emerging Markets Equity Portfolio   Massachusetts Financial Capital appreciation.
                                           Services Company

MFS(R) Research International Portfolio    Massachusetts Financial Capital appreciation.
                                           Services Company

Oppenheimer Capital Appreciation Portfolio OppenheimerFunds, Inc.  Capital appreciation.

PIMCO Inflation Protected Bond Portfolio   Pacific Investment      Maximum real return, consistent with
                                           Management Company      preservation of capital and prudent
                                           LLC                     investment management.

PIMCO Total Return Portfolio               Pacific Investment      Maximum total return, consistent with the
                                           Management Company      preservation of capital and prudent
                                           LLC                     investment management.

RCM Technology Portfolio                   RCM Capital             Capital appreciation; no consideration is
                                           Management LLC          given to income.

T. Rowe Price Mid Cap Growth Portfolio     T. Rowe Price           Long-term growth of capital.
                                           Associates, Inc.

Third Avenue Small Cap Value Portfolio     Third Avenue            Long-term capital appreciation.
                                           Management LLC

Turner Mid Cap Growth Portfolio            Turner Investment       Capital appreciation.
                                           Partners, Inc.

Van Kampen Comstock Portfolio              Morgan Stanley          Capital growth and income.
                                           Investment Management,
                                           Inc.

MetLife Defensive Strategy Portfolio       N/A                     A high level of current income with growth
                                                                   of capital a secondary objective.

MetLife Moderate Strategy Portfolio        N/A                     High total return in the form of income and
                                                                   growth of capital, with a greater emphasis on
                                                                   income.

MetLife Balanced Strategy Portfolio        N/A                     A balance between a high level of current
                                                                   income and growth of capital with a greater
                                                                   emphasis on growth of capital.

MetLife Growth Strategy Portfolio          N/A                     Growth of capital.

MetLife Aggressive Strategy Portfolio      N/A                     Growth of capital.

METROPOLITAN SERIES FUND, INC.                    ADVISER: METLIFE ADVISERS, LLC

Investment Fund                          Sub-Adviser              Investment Objective
--------------------------------------------------------------------------------------------------------------

BlackRock Money Market Portfolio/2/      BlackRock Advisors,      High level of current income consistent with
                                         LLC                      preservation of capital.

Davis Venture Value Portfolio            Davis Selected Advisers, Growth of capital.
                                         L.P./3/

Harris Oakmark Focused Value Portfolio   Harris Associates L.P.   Long-term capital appreciation.

Jennison Growth Portfolio                Jennison Associates LLC  Long-term growth of capital.

MetLife Stock Index Portfolio            MetLife Investment       To equal the performance of the Standard &
                                         Advisors Company, LLC    Poor's 500 Composite Stock Price Index.

Western Asset Management U.S. Government Western Asset            Maximize total return consistent with
Portfolio                                Management Company       preservation of capital and maintenance of
                                                                  liquidity.
--------------------------------------------------------------------------------------------------------------

/1/ Prior to April 28, 2008, Neuberger Berman Management Inc. was the sub-adviser to the Portfolio.
/2/ An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the Sub-Account investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.
/3/ Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.

Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

TRANSFERS

The following paragraph is modified:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Funds (I.E., the Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS Emerging Markets Equity Portfolio, MFS Research International Portfolio and Third Avenue Small Cap Value Portfolio) and we monitor transfer activity in those Investment Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Investment Fund, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Cash Value; and
(3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round- trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

DISTRIBUTION

The following paragraph is added:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

SPECIAL TERMS

The following definition is modified:

SERVICE OFFICE -- For premium payments: MetLife Investors Insurance Company, P.O. Box 790201, St. Louis, MO 63179-0201. For surrenders, loans, withdrawals, death claims and Investment Fund transfers: MetLife Investors Insurance Company, P.O. Box 990090, Hartford, CT 06199-0090 (877) 357-4419. For all other transactions and correspondence: MetLife Investors Insurance Company, P.O. Box 990059, Hartford, CT 06199-0059. [Note: If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.]